Offerings - Offering: 1	Aug. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 29,520
Offering Note
1
The prospectus supplement (the “
Prospectus Supplement
”) to which this Exhibit is attached is a final prospectus for the related offering. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “
Securities Act
”), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, its Registration Statement on Form
S-3
(File No. 333-281437) which was filed with the Securities and Exchange Commission on August 9, 2024 hereunder. An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $200,000,000 are being offered under the Prospectus Supplement as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416(a) of the Securities Act, the shares of common stock being offered under the Prospectus Supplement include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being offered under the Prospectus Supplement as a result of stock splits, stock dividends or similar transactions.